Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable	12 Months Ended
Dec. 31, 2017
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Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable
13)	EQUITY ACCOUNTED INVESTEES, OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

13.1)	EQUITY ACCOUNTED INVESTEES

As of December 31, 2017 and 2016, the investments in common shares of associates were as follows:

	Activity	Country	%		2017	2016
Camcem, S.A. de C.V.	Cement	Mexico	40.1	Ps	3,618	3,674
Trinidad Cement Limited	Cement	Trinidad and Tobago	39.5		—	1,689
Concrete Supply Co. LLC	Concrete	United States	40.0		1,192	1,234
Akmenes Cementas AB	Cement	Lithuania	37.8		585	586
ABC Capital, S.A. Institución de Banca Múltiple	Financing	Mexico	33.9		228	474
Lehigh White Cement Company	Cement	United States	24.5		375	334
Société Méridionale de Carrières	Aggregates	France	33.3		367	300
Société d’Exploitation de Carrières	Aggregates	France	50.0		318	257
Cemento Interoceánico S.A. (formerly Industrias Básicas, S.A.)	Cement	Panama	25.0		168	155
Other companies	—	—	—		1,721	1,785

				Ps	8,572	10,488

Out of which:
Book value at acquisition date				Ps	6,957	8,275
Changes in stockholders’ equity				Ps	1,615	2,213

During 2016, the Parent Company participated as shareholder in a share restructuring executed by Camcem, S.A. de C.V. (“Camcem”), indirect parent company of Control Administrativo Mexicano, S.A. de C.V. (“Camsa”) and GCC, aimed to simplify its corporate structure, by means of which, Imin de México, S.A. de C.V., intermediate holding company, Camsa and GCC were merged, prevailing GCC as the surviving entity. As a result of the share restructuring, CEMEX’s 10.3% interest in Camcem and 49% interest in Camsa, both before the restructuring, were exchanged on equivalent basis into a 40.1% interest in Camcem and a 23% interest in GCC, which shares of the latest trade in the MSE (note 12.1).

On January 25, 2017, in a public offering to investors in Mexico conducted through the BMV and in a concurrent private placement to eligible investors outside of Mexico, the Parent Company and GCC announced the offering of up to 76,483,332 shares (all the shares of GCC owned by CEMEX) at a price range of between 95.00 to 115.00 pesos per share, which included 9,976,087 shares available to the underwriters of the offerings pursuant to a 30-day option to purchase such shares granted to them by CEMEX. During 2017, after conclusion of the public offering and the private placement, CEMEX sold approximately 13.53% of the common stock of GCC at a price of 95.00 pesos per share receiving Ps4,094 after deducting commissions and offering expenses, recognizing a gain on sale of Ps1,859 as part of “Financial income and other items, net” in the income statement.

In addition, on September 28, 2017, CEMEX announced the definitive sale to two financial institutions of the remaining 31,483,332 shares of GCC, which represented approximately 9.47% of the equity capital of GCC. Proceeds from the sale were Ps3,012 and generated a gain on sale of Ps1,682 recognized as part of “Financial income and other items, net” in the income statement. CEMEX continues to have an approximate 20% indirect interest in GCC through Camcem.

As mentioned in note 4.1, by means of a public offer and take-over bid through its subsidiary Sierra, and effective as of February 1, 2017, CEMEX acquired a majority ownership interest in TCL’s common stock and assumed control of this entity.

Combined condensed statement of financial position information of CEMEX’s associates as of December 31, 2017 and 2016 is set forth below:

		2017	2016
Current assets	Ps	21,527	21,651
Non-current assets		32,071	41,085

Total assets		53,598	62,736

Current liabilities		10,863	11,612
Non-current liabilities		17,730	22,436

Total liabilities		28,593	34,048

Total net assets	Ps	25,005	28,688

Combined selected information of the statements of operations of CEMEX’s associates in 2017, 2016 and 2015 is set forth below:

		2017	2016	2015
Sales	Ps	28,158	29,791	25,484
Operating earnings		4,458	4,730	3,523
Income before income tax		2,451	3,111	3,350
Net income		1,891	1,860	2,403

The share of equity accounted investees by geographic operating segment in the income statements for 2017, 2016 and 2015 is detailed as follows:

		2017	2016	2015
Mexico	Ps	269	452	330
United States		266	253	92
Europe		108	54	339
Corporate and others		(55)	(71)	(24)

	Ps	588	688	737

13.2)	OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

As of December 31, 2017 and 2016, consolidated other investments and non-current accounts receivable were summarized as follows:

		2017	2016
Non-current portion of valuation of derivative financial instruments	Ps	794	1,900
Non-current accounts receivable and other investments[1]		4,612	4,572
Investments available-for-sale[2]		275	491
Investments held for trading[3]		77	157

	Ps	5,758	7,120

1	Includes, among other items: a) advances to suppliers of fixed assets of Ps43 in 2017 and Ps52 in 2016. CEMEX recognized impairment losses of non-current accounts receivable in Costa Rica of Ps21 in 2016, and in Egypt and Colombia of Ps71 and Ps22 in 2015, respectively.
2	This line item refers mainly to a strategic investment in CPOs of Axtel, S.A.B. de C.V. (“Axtel”). This investment is recognized as available for sale at fair value and changes in valuation are recorded in other items comprehensive income, net until its disposal.
3	This line item refers to investments in private funds. In 2017 and 2016, no contributions were made to such private funds.